CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (2,344)	$ 23,046	$ 15,560
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,691	7,758	9,205
Share-based compensation expense	2,053	1,980	1,203
Accrued severance pay and pensions, net	271	(11)	3
Decrease (increase) in trade receivables, net	4,533	(11,098)	(6,403)
Decrease (increase) in other accounts receivable and prepaid expenses (including other long term assets)	3,262	4,624	(259)
Increase in inventories	(9,475)	(956)	(8,592)
Increase (decrease) in trade payables	(15,933)	2,340	4,836
Increase (decrease) in deferred revenues	4,150	(650)	2,575
Decrease (increase) in deferred tax assets, net	(258)	(6,601)	497
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(8,881)	2,062	(1,474)
Net cash provided by (used in) operating activities	(12,931)	22,494	17,151
Cash flows from investing activities:
Purchase of property and equipment, net	(11,592)	(10,303)	(8,533)
Purchase of intangible assets, net	(3,274)	(3,412)	(1,407)
Proceeds from (repayment of) bank deposits	1,002	48	(996)
Investment in shares		(1,628)
Net cash used in investing activities	(13,864)	(15,295)	(10,936)
Cash flows from financing activities:
Proceeds from (repayment of) bank credits and loans, net	14,600		(17,000)
Proceeds from exercise of stock options	602	2,611	294
Net cash (used in) provided by financing activities	15,202	2,611	(16,706)
Translation adjustments on cash and cash equivalents	(49)	(106)	30
Increase (decrease) in cash and cash equivalents	(11,642)	9,704	(10,461)
Cash and cash equivalents at the beginning of the year	35,581	25,877	36,338
Cash and cash equivalents at the end of the year	23,939	35,581	25,877
Supplemental disclosure of cash flow information:
Cash paid for income taxes	3,833	1,617	2,493
Cash paid for interest on bank loans	$ 1,796	$ 1,752	$ 1,837